Equity and Stock-Based Compensation - Summary of Stock Option Activity (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Equity [Abstract]
Option shares outstanding, beginning balance	10,700,000	6,500,000	10,100,000
Option shares outstanding, granted		4,200,000
Option shares outstanding, exercised
Option shares outstanding, cancelled/expired			(3,600,000)
Option shares outstanding, ending balance	10,700,000	10,700,000	6,500,000
Option shares outstanding, exercisable	10,700,000
Weighted average exercise price outstanding, beginning balance	$ 0.051	$ 0.060	$ 0.060
Weighted average exercise price outstanding, granted		0.040
Weighted average exercise price outstanding, cancelled/expired			0.060
Weighted average exercise price outstanding, ending balance	$ 0.051	$ 0.051	$ 0.060
Weighted average remaining contractual life, beginning balance	3 years 5 months 5 days	3 years 9 months	4 years 9 months
Weighted average remaining contractual life, granted		4 years 4 months 28 days
Weighted average remaining contractual life, ending balance	2 years 5 months 5 days	3 years 5 months 5 days	3 years 9 months
Aggregate intrinsic value, beginning balance
Aggregate intrinsic value, ending balance